Summary of significant accounting policies - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 01, 2018	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Accounting Policies and General Information [Line Items]
Allowance for doubtful accounts			$ 9,329,000	$ 7,604,000	$ 7,709,000	$ 31,000
Impairment of long-term investments			$ 794,000	19,831,000	7,794,000
Cash flow projection period			5 years
Discount rate			18.20%
Terminal Growth Rate to extrapolate the cash flows beyond five-year period			2.00%
Goodwill impairment losses			$ 0	0	0
Sales rebates provided to the agencies and advertisers			0	0	394,000
External advertising and market promotion expenses from continuing operations			$ 11,026,000	20,974,000	22,935,000
Value added tax on revenues	17.00%	16.00%	13.00%
Value added tax on sub-licensing revenues			6.00%
Employee benefit costs			$ 7,949,000	$ 12,337,000	$ 12,501,000
Statutory general reserve rate			10.00%
Statutory general reserve rate of registered capital			50.00%
Dividends declared			$ 0	$ 0	$ 0
Income (Loss) from Equity Method Investments					$ (307,000)
Right-of-use assets			$ 1,954,000	$ 8,747,000	11,819,000
Lease liabilities			1,988,000	8,825,000
Shenzhen Mojingou Information Service Co., Ltd [Member]
Accounting Policies and General Information [Line Items]
Income (Loss) from Equity Method Investments			0	0	317,000
Long-term Investments [Member]
Accounting Policies and General Information [Line Items]
Impairment of long-term investments			794,000	19,830,000	$ 7,794,000
Income (Loss) from Equity Method Investments			$ 214,000	$ 579,000
Minimum
Accounting Policies and General Information [Line Items]
Term of time-based subscriptions			1 month
Maximum
Accounting Policies and General Information [Line Items]
Term of time-based subscriptions			12 months
Advertising contract term			3 months
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | China [Member] | Minimum
Accounting Policies and General Information [Line Items]
Percent of revenue				99.00%	99.00%	99.00%
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Revision of Prior Period, Adjustment [Member]
Accounting Policies and General Information [Line Items]
Right-of-use assets							$ 11,800,000
Lease liabilities							$ 11,400,000
Land use right [Member]
Accounting Policies and General Information [Line Items]
Other intangible assets, amortization period			30 years